Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

March 31, 2021

VIPGRO-QTLY-0521
1.799866.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 19.3%
Entertainment - 5.6%
Activision Blizzard, Inc.	138,048	$12,838,464
Netflix, Inc. (a)	92,000	47,992,720
Roku, Inc. Class A (a)	121,624	39,621,450
Sea Ltd. ADR (a)(b)	289,088	64,533,114
The Walt Disney Co. (a)	37,551	6,928,911
		171,914,659
Interactive Media & Services - 11.4%
Alphabet, Inc.:
Class A (a)	22,476	46,357,200
Class C (a)	65,623	135,749,706
Facebook, Inc. Class A (a)	365,179	107,556,171
IAC (a)	16,899	3,655,423
JOYY, Inc. ADR	61,000	5,717,530
Kuaishou Technology Class B (c)	29,100	1,010,664
Match Group, Inc. (a)	36,574	5,024,536
Pinterest, Inc. Class A (a)	8,000	592,240
Snap, Inc. Class A (a)	332,900	17,407,341
Twitter, Inc. (a)	99,500	6,331,185
Zoominfo Technologies, Inc.	489,900	23,956,110
		353,358,106
Media - 0.6%
Comcast Corp. Class A	267,690	14,484,706
TechTarget, Inc. (a)	74,300	5,160,135
		19,644,841
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc.	414,588	51,943,731

TOTAL COMMUNICATION SERVICES		596,861,337

CONSUMER DISCRETIONARY - 15.1%
Automobiles - 2.4%
Lordstown Motors Corp. (d)	130,761	1,385,151
Neutron Holdings, Inc. (e)	106,587	1,577
Rad Power Bikes, Inc. (d)(e)	56,834	274,158
Tesla, Inc. (a)	107,125	71,552,001
XPeng, Inc. ADR (a)	43,700	1,595,487
		74,808,374
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A (a)(b)	101,677	2,576,495
FSN E-Commerce Ventures Pvt Ltd. (d)(e)	12,079	1,777,912
		4,354,407
Hotels, Restaurants & Leisure - 0.2%
Airbnb, Inc. Class A	8,900	1,672,666
Deliveroo Holdings PLC (a)	259,600	1,395,750
Penn National Gaming, Inc. (a)	5,800	608,072
Rush Street Interactive, Inc. (d)	60,600	990,204
		4,666,692
Household Durables - 0.6%
Purple Innovation, Inc. (a)	536,400	16,977,060
Internet & Direct Marketing Retail - 9.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	144,092	32,669,979
Allegro.eu SA (a)(c)	334,000	4,696,571
Amazon.com, Inc. (a)	47,528	147,055,434
Coupang, Inc. Class A (a)(b)	26,200	1,292,970
Doordash, Inc. (b)	7,600	996,588
Etsy, Inc. (a)	39,200	7,905,464
Farfetch Ltd. Class A (a)	12,500	662,750
HelloFresh AG (a)	88,800	6,623,034
JD.com, Inc. sponsored ADR (a)	33,200	2,799,756
Magnite, Inc. (a)	206,700	8,600,787
Meituan Class B (a)(c)	80,100	3,072,487
MercadoLibre, Inc. (a)	8,626	12,698,680
Pinduoduo, Inc. ADR (a)	287,703	38,517,678
THG PLC	90,400	777,040
Wayfair LLC Class A (a)	57,702	18,161,705
Zomato Pvt Ltd. (d)(e)	43	229,260
		286,760,183
Leisure Products - 0.4%
Peloton Interactive, Inc. Class A (a)	120,200	13,515,288
Specialty Retail - 1.8%
Auto1 Group SE (c)	41,600	2,358,722
CarLotz, Inc. (d)	365,126	2,603,348
Carvana Co. Class A (a)(b)	167,548	43,964,595
Cazoo Holdings Ltd. (d)(e)	19,630	287,533
Dick's Sporting Goods, Inc.	21,900	1,667,685
Shift Technologies, Inc. Class A(a)	503,700	4,190,784
		55,072,667
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. (a)(d)(e)	6,630	76,112
Bombas LLC (d)(e)	677,445	2,993,955
Deckers Outdoor Corp. (a)	2,400	793,008
lululemon athletica, Inc. (a)	22,072	6,769,703
		10,632,778

TOTAL CONSUMER DISCRETIONARY		466,787,449

CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	2,200	2,653,816
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	114,300	5,127,498
Blink Health, Inc. Series A1 (d)(e)	8,327	271,793
Costco Wholesale Corp.	65,200	22,981,696
Performance Food Group Co. (a)	169,500	9,764,895
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	56,101	221,599
		38,367,481
Food Products - 0.5%
AppHarvest, Inc. (d)	608,885	11,142,596
Beyond Meat, Inc. (a)(b)	16,711	2,174,435
Freshpet, Inc. (a)	13,600	2,159,816
		15,476,847
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(d)(e)	560	39,138
RLX Technology, Inc. ADR	26,000	269,360
		308,498

TOTAL CONSUMER STAPLES		56,806,642

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd.	77,762	1,159,278
Reliance Industries Ltd.	1,264,035	34,614,360
		35,773,638
FINANCIALS - 1.7%
Capital Markets - 0.1%
MSCI, Inc.	2,880	1,207,526
XP, Inc. Class A (a)	93,500	3,522,145
		4,729,671
Consumer Finance - 1.1%
Capital One Financial Corp.	73,100	9,300,513
LendingTree, Inc. (a)(b)	90,323	19,238,799
Synchrony Financial	161,100	6,550,326
		35,089,638
Diversified Financial Services - 0.4%
CIIG Merger Corp. (d)	240,957	3,676,281
Coinbase, Inc. (a)(d)(e)	2,700	1,007,100
Deerfield Healthcare Technology Acquisitions Corp. Class A (a)	242,806	2,942,809
Jaws Acquisition Corp. (a)	163,100	2,161,075
View, Inc. (d)	179,413	1,194,891
		10,982,156
Insurance - 0.1%
Goosehead Insurance	25,900	2,775,962
Palomar Holdings, Inc. (a)	5,200	348,608
		3,124,570

TOTAL FINANCIALS		53,926,035

HEALTH CARE - 15.2%
Biotechnology - 5.3%
AbbVie, Inc.	76,600	8,289,652
Acceleron Pharma, Inc. (a)	13,500	1,830,735
ADC Therapeutics SA (a)	37,688	919,964
Agios Pharmaceuticals, Inc. (a)	144,100	7,441,324
Alnylam Pharmaceuticals, Inc. (a)	84,451	11,923,637
Applied Therapeutics, Inc. (a)	71,737	1,345,427
Arcutis Biotherapeutics, Inc. (a)	41,200	1,191,916
Argenx SE ADR (a)	10,831	2,982,749
Ascendis Pharma A/S sponsored ADR (a)	16,125	2,078,190
Aurinia Pharmaceuticals, Inc. (a)	119,100	1,546,514
Black Diamond Therapeutics, Inc. (a)	19,700	477,922
Crinetics Pharmaceuticals, Inc. (a)	75,786	1,158,010
Cullinan Oncology, Inc.	12,200	508,374
Cytokinetics, Inc. (a)	72,300	1,681,698
Exelixis, Inc. (a)	28,400	641,556
FibroGen, Inc. (a)	91,077	3,161,283
Forma Therapeutics Holdings, Inc.	27,400	767,748
Fusion Pharmaceuticals, Inc. (a)	22,300	239,056
Generation Bio Co.	19,705	560,804
Global Blood Therapeutics, Inc. (a)	10,300	419,725
Gritstone Oncology, Inc. (a)	149,524	1,410,011
Insmed, Inc. (a)	132,303	4,506,240
Keros Therapeutics, Inc.	39,700	2,443,535
Kura Oncology, Inc. (a)	36,300	1,026,201
Mirati Therapeutics, Inc. (a)	12,500	2,141,250
Moderna, Inc. (a)	40,200	5,264,190
Morphic Holding, Inc. (a)	38,600	2,442,608
Neurocrine Biosciences, Inc. (a)	204,922	19,928,665
Novavax, Inc. (a)	93,800	17,006,878
Nuvation Bio Pvt, Inc.	78,128	734,794
ORIC Pharmaceuticals, Inc. (a)	12,700	311,150
Passage Bio, Inc. (a)	61,981	1,083,428
Poseida Therapeutics, Inc. (a)	9,300	88,815
Prelude Therapeutics, Inc.	43,200	1,871,856
Protagonist Therapeutics, Inc. (a)	61,400	1,590,260
PTC Therapeutics, Inc. (a)	9,000	426,150
Regeneron Pharmaceuticals, Inc. (a)	61,882	29,278,849
Relay Therapeutics, Inc. (a)	79,300	2,741,401
Repare Therapeutics, Inc.	3,400	104,346
Revolution Medicines, Inc. (a)	70,593	3,238,807
Sage Therapeutics, Inc. (a)	7,800	583,830
Sarepta Therapeutics, Inc. (a)	78,413	5,844,121
TG Therapeutics, Inc. (a)	67,900	3,272,780
Turning Point Therapeutics, Inc. (a)	23,700	2,241,783
Vaxcyte, Inc.	69,704	1,376,654
Zentalis Pharmaceuticals, Inc.	77,300	3,354,047
Zymeworks, Inc. (a)	13,900	438,962
		163,917,895
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	613,792	23,723,061
Danaher Corp.	43,200	9,723,456
DexCom, Inc. (a)	27,100	9,739,469
Hologic, Inc. (a)	141,000	10,487,580
Insulet Corp. (a)	26,800	6,992,656
Intuitive Surgical, Inc. (a)	2,030	1,500,048
Masimo Corp. (a)	11,980	2,751,327
Novocure Ltd. (a)	55,246	7,302,416
Outset Medical, Inc.	12,715	691,569
Penumbra, Inc. (a)	29,400	7,955,052
SmileDirectClub, Inc. (a)(b)	498,488	5,139,411
TransMedics Group, Inc. (a)	302,241	12,539,979
ViewRay, Inc. (a)	92,400	401,940
		98,947,964
Health Care Providers & Services - 5.1%
1Life Healthcare, Inc. (a)	586,220	22,909,478
Centene Corp. (a)	263,300	16,827,503
Cigna Corp.	58,645	14,176,842
Clover Health Investments Corp. (a)	40,700	307,692
Clover Health Investments Corp. Class B	126,670	861,863
Guardant Health, Inc. (a)	25,800	3,938,370
Humana, Inc.	84,672	35,498,736
Oak Street Health, Inc. (a)(b)	211,100	11,456,397
Rede D'Oregon Sao Luiz SA (c)	23,700	273,310
UnitedHealth Group, Inc.	140,748	52,368,108
		158,618,299
Health Care Technology - 0.3%
Alignment Healthcare, Inc. (a)	600	13,158
GoodRx Holdings, Inc. (b)	113,600	4,432,672
Inspire Medical Systems, Inc. (a)	20,300	4,201,897
Veeva Systems, Inc. Class A (a)	3,531	922,438
		9,570,165
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	7,600	1,375,600
Bruker Corp.	48,937	3,145,670
Maravai LifeSciences Holdings, Inc.	92,600	3,300,264
Sartorius Stedim Biotech	11,926	4,911,750
		12,733,284
Pharmaceuticals - 0.9%
AstraZeneca PLC sponsored ADR (b)	49,520	2,462,134
Horizon Therapeutics PLC (a)	46,300	4,261,452
IMARA, Inc.	131,400	1,109,016
Intra-Cellular Therapies, Inc. (a)	20,380	691,493
Nabriva Therapeutics PLC (a)(b)	163,155	270,837
Nabriva Therapeutics PLC warrants 6/1/22 (a)	1,049,672	115
Nektar Therapeutics (a)	317,999	6,359,980
Nuvation Bio, Inc. (d)	243,417	2,416,522
Roche Holding AG (participation certificate)	23,662	7,665,149
Terns Pharmaceuticals, Inc.	64,100	1,410,200
Theravance Biopharma, Inc. (a)	39,100	798,031
		27,444,929

TOTAL HEALTH CARE		471,232,536

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	32,000	4,557,440
Northrop Grumman Corp.	9,573	3,098,206
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,300	545,987
		8,201,633
Air Freight & Logistics - 0.0%
InPost SA	70,100	1,148,093
Building Products - 0.2%
The AZEK Co., Inc.	147,300	6,193,965
Electrical Equipment - 1.1%
Array Technologies, Inc.	107,800	3,214,596
Plug Power, Inc. (a)	241,800	8,666,112
Shoals Technologies Group, Inc.	35,700	1,241,646
Sunrun, Inc. (a)	193,818	11,722,113
Vestas Wind Systems A/S	42,657	8,799,578
		33,644,045
Professional Services - 0.2%
Boa Vista Servicos SA	531,400	1,086,657
TransUnion Holding Co., Inc.	65,837	5,925,330
		7,011,987
Road & Rail - 2.4%
Lyft, Inc. (a)	407,016	25,715,271
Uber Technologies, Inc. (a)	859,693	46,861,865
		72,577,136

TOTAL INDUSTRIALS		128,776,859

INFORMATION TECHNOLOGY - 37.0%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	108,500	9,911,475
Electronic Equipment & Components - 0.7%
CDW Corp.	11,441	1,896,346
Flex Ltd. (a)	341,952	6,261,141
II-VI, Inc. (a)	116,600	7,971,942
Jabil, Inc.	84,700	4,417,952
		20,547,381
IT Services - 6.3%
Affirm Holdings, Inc. (b)	7,500	530,400
Afterpay Ltd. (a)	34,871	2,688,356
EPAM Systems, Inc. (a)	9,471	3,757,051
Genpact Ltd.	115,180	4,932,008
Global Payments, Inc.	61,374	12,371,771
GoDaddy, Inc. (a)	347,906	27,004,464
MasterCard, Inc. Class A	41,956	14,938,434
MongoDB, Inc. Class A (a)	31,986	8,554,016
Nuvei Corp. (c)	135,100	8,138,036
PayPal Holdings, Inc. (a)	80,547	19,560,033
Repay Holdings Corp. (a)	129,600	3,043,008
Riskified Ltd. (a)(d)(e)	122,600	1,409,900
Riskified Ltd. warrants (a)(d)(e)	147	0
Shopify, Inc. (a)	500	553,250
Snowflake Computing, Inc.	6,600	1,513,248
Snowflake Computing, Inc. Class B (c)	1,186	271,926
Square, Inc. (a)	84,100	19,094,905
Twilio, Inc. Class A (a)	71,177	24,254,275
Visa, Inc. Class A	69,733	14,764,568
Wix.com Ltd. (a)	100,090	27,947,130
		195,326,779
Semiconductors & Semiconductor Equipment - 8.2%
Applied Materials, Inc.	206,595	27,601,092
Cirrus Logic, Inc. (a)	11,600	983,564
Enphase Energy, Inc. (a)	50,000	8,108,000
Inphi Corp. (a)	15,700	2,801,037
Lam Research Corp.	36,444	21,692,927
Marvell Technology Group Ltd.	314,770	15,417,435
Micron Technology, Inc. (a)	437,755	38,614,369
NVIDIA Corp.	121,563	64,906,133
NXP Semiconductors NV	235,045	47,323,960
ON Semiconductor Corp. (a)	372,739	15,509,670
Semtech Corp. (a)	14,200	979,800
SolarEdge Technologies, Inc. (a)	27,443	7,888,216
SunPower Corp. (a)(b)	9,200	307,740
Universal Display Corp.	7,992	1,892,266
		254,026,209
Software - 17.7%
ACV Auctions, Inc.	295,761	9,212,659
ACV Auctions, Inc. Class A (a)	6,700	231,887
Adobe, Inc. (a)	62,057	29,500,036
Alteryx, Inc. Class A (a)	2,800	232,288
Anaplan, Inc. (a)	160,600	8,648,310
Autodesk, Inc. (a)	38,385	10,638,403
BTRS Holdings, Inc. (d)	242,599	3,510,408
Cerence, Inc. (a)	33,300	2,983,014
Ceridian HCM Holding, Inc. (a)	109,700	9,244,419
Cloudflare, Inc. (a)	49,297	3,463,607
Coupa Software, Inc. (a)	23,660	6,020,997
Digital Turbine, Inc. (a)	361,200	29,026,032
DocuSign, Inc. (a)	23,652	4,788,347
Dynatrace, Inc. (a)	567,400	27,371,376
Elastic NV (a)	72,581	8,071,007
Epic Games, Inc. (d)(e)	8,216	7,271,160
Everbridge, Inc. (a)	10,300	1,248,154
fuboTV, Inc. (a)(b)	165,100	3,652,012
HubSpot, Inc. (a)	45,593	20,708,797
Intuit, Inc.	46,290	17,731,847
Lightspeed POS, Inc. (Canada) (a)	313,437	19,711,089
Microsoft Corp.	958,444	225,972,340
RingCentral, Inc. (a)	9,317	2,775,348
Salesforce.com, Inc. (a)	210,131	44,520,455
ServiceNow, Inc. (a)	33,918	16,962,731
Technology One Ltd.	47,904	339,840
The Trade Desk, Inc. (a)	3,345	2,179,803
Viant Technology, Inc. (b)	171,601	9,075,977
Volue A/S	309,200	1,879,461
Workday, Inc. Class A (a)	50,193	12,469,447
Zendesk, Inc. (a)	21,600	2,864,592
Zoom Video Communications, Inc. Class A (a)	24,000	7,710,960
		550,016,803
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	843,804	103,070,659
Samsung Electronics Co. Ltd.	205,710	14,937,579
		118,008,238

TOTAL INFORMATION TECHNOLOGY		1,147,836,885

MATERIALS - 0.5%
Chemicals - 0.5%
Corbion NV	18,521	1,031,680
LG Chemical Ltd.	20,995	15,080,597
		16,112,277
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	14,385	3,438,878
Crown Castle International Corp.	6,000	1,032,780
		4,471,658
Real Estate Management & Development - 0.1%
Redfin Corp. (a)	56,945	3,791,968

TOTAL REAL ESTATE		8,263,626

UTILITIES - 1.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	13,300	1,126,510
Edison International	196,307	11,503,590
Evergy, Inc.	22,300	1,327,519
FirstEnergy Corp.	126,800	4,398,692
NextEra Energy, Inc.	81,052	6,128,342
ORSTED A/S (c)	71,594	11,563,166
		36,047,819
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	58,450	2,738,085
NextEra Energy Partners LP	26,000	1,894,880
The AES Corp.	259,800	6,965,238
		11,598,203

TOTAL UTILITIES		47,646,022

TOTAL COMMON STOCKS
(Cost $1,661,099,499)		3,030,023,306

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(d)(e)	236,200	396,816
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.3%
Rad Power Bikes, Inc.:
Series A (d)(e)	7,410	35,745
Series C (d)(e)	29,156	140,644
Rivian Automotive, Inc.:
Series E (d)(e)	203,741	7,507,856
Series F (d)(e)	39,077	1,439,987
		9,124,232
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (d)(e)	10,300	2,572,088
Instacart, Inc.:
Series H (d)(e)	39,942	4,992,750
Series I (d)(e)	13,388	1,673,500
Zomato Pvt Ltd.:
Series B (d)(e)	2	10,663
Series E (d)(e)	13,398	7
Series G (d)(e)	11	58,648
Series J7 (d)(e)	65	346,555
Series K (d)(e)	113	602,473
		10,256,684
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	2,615	30,020
Series B (a)(d)(e)	460	5,281
Series C (a)(d)(e)	4,390	50,397
Series Seed (a)(d)(e)	1,405	16,129
		101,827
TOTAL CONSUMER DISCRETIONARY		19,482,743
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	37,050	1,209,312
Sweetgreen, Inc.:
Series C (a)(d)(e)	749	9,849
Series D (a)(d)(e)	12,050	158,458
Series I (a)(d)(e)	28,401	373,473
Series J (d)(e)	56,101	737,728
		2,488,820
Tobacco - 0.3%
JUUL Labs, Inc.:
Series C (a)(d)(e)	131,549	9,193,960
Series D (a)(d)(e)	741	51,788
		9,245,748
TOTAL CONSUMER STAPLES		11,734,568
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Sonder Holdings, Inc.:
Series D1 (d)(e)	28,666	308,644
Series E (d)(e)	122,861	1,322,832
		1,631,476
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series I (a)(d)(e)	3,941	1,655,181
Series N (d)(e)	8,100	3,401,919
		5,057,100
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(d)(e)	197,216	2,676,221
TOTAL INDUSTRIALS		7,733,321
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	74,300	594,103
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (d)(e)	1,172,546	1,299,983
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	17,456	1,912,727
Riskified Ltd. Series E (a)(d)(e)	17,500	201,250
Yanka Industries, Inc. Series E (d)(e)	53,172	1,701,940
		3,815,917
Software - 0.3%
Alkami Technology, Inc. Series F (d)(e)	137,573	2,201,168
Bird Rides, Inc. (d)(e)	228,370	1,196,659
Databricks, Inc. Series G (d)(e)	9,000	1,596,311
DoubleVerify, Inc. Series A (d)	492,700	2,826,669
Stripe, Inc. Series H (d)(e)	4,500	180,563
Thoughtworks, Inc. Series A (d)(e)	2,054	1,257,356
		9,258,726
TOTAL INFORMATION TECHNOLOGY		14,968,729
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	99,028	2,376,672

TOTAL CONVERTIBLE PREFERRED STOCKS		58,324,325

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (d)(e)	1,673,000	24,760
Waymo LLC Series A2 (d)(e)	7,496	643,661
		668,421
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	641	9,389
Series B (d)(e)	11,220	164,346
Series C (d)(e)	228	3,340
Series D (d)(e)	40,082	587,106
		764,181
TOTAL CONSUMER DISCRETIONARY		1,432,602
TOTAL PREFERRED STOCKS
(Cost $40,913,807)		59,756,927
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	130,700	130,700
4% 6/12/27 (d)(e)	35,600	35,600
TOTAL CONVERTIBLE BONDS
(Cost $166,300)		166,300

Preferred Securities - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc. 3% (d)(e)(f)	927,692	1,091,708
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	499,219	499,219
TOTAL PREFERRED SECURITIES
(Cost $1,426,911)		1,590,927
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.06% (g)	87	87
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	60,379,679	60,385,717
TOTAL MONEY MARKET FUNDS
(Cost $60,385,804)		60,385,804
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,763,992,321)		3,151,923,264
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(54,143,143)
NET ASSETS - 100%		$3,097,780,121

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,384,882 or 1.0% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,839,162 or 3.4% of net assets.

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alkami Technology, Inc. Series F	9/24/20	$2,201,168
Allbirds, Inc.	10/9/18	$72,712
Allbirds, Inc. Series A	10/9/18	$28,679
Allbirds, Inc. Series B	10/9/18	$5,045
Allbirds, Inc. Series C	10/9/18	$48,146
Allbirds, Inc. Series Seed	10/9/18	$15,409
AppHarvest, Inc.	1/29/21	$6,088,850
Bird Rides, Inc.	2/12/21	$1,196,152
Blink Health, Inc. Series A1	12/30/20	$225,578
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$1,414,420
Bombas LLC	2/16/21	$2,993,957
BTRS Holdings, Inc.	1/12/21	$2,425,990
ByteDance Ltd. Series E1	11/18/20	$1,912,727
CarLotz, Inc.	1/21/21	$3,651,260
Cazoo Holdings Ltd.	9/30/20	$269,127
Cazoo Holdings Ltd. Series A	9/30/20	$8,788
Cazoo Holdings Ltd. Series B	9/30/20	$153,826
Cazoo Holdings Ltd. Series C	9/30/20	$3,126
Cazoo Holdings Ltd. Series D	9/30/20	$549,523
CIIG Merger Corp.	3/24/21	$2,409,570
Coinbase, Inc.	2/25/21 - 3/5/21	$1,014,352
Convoy, Inc. Series D	10/30/19	$2,670,305
Databricks, Inc. Series G	2/1/21	$1,596,311
Diamond Foundry, Inc. Series C	3/15/21	$2,376,672
DoubleVerify, Inc. Series A	11/18/20	$2,826,669
Enevate Corp. Series E	1/29/21	$1,299,984
Enevate Corp. 0% 1/29/23	1/29/21	$499,219
Epic Games, Inc.	7/13/20 - 3/29/21	$6,646,200
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$994,523
GoBrands, Inc. Series G	3/2/21	$2,572,088
Instacart, Inc. Series H	11/13/20	$2,396,520
Instacart, Inc. Series I	2/26/21	$1,673,500
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Lordstown Motors Corp.	10/23/20	$1,307,610
Neutron Holdings, Inc. Series 1C	7/3/18	$305,891
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$130,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$35,600
Nuvation Bio, Inc.	2/10/21	$2,434,170
Rad Power Bikes, Inc.	1/21/21	$274,158
Rad Power Bikes, Inc. Series A	1/21/21	$35,745
Rad Power Bikes, Inc. Series C	1/21/21	$140,644
Riskified Ltd.	12/20/19 - 4/15/20	$1,109,209
Riskified Ltd. Series E	10/28/19	$166,502
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$3,155,948
Rivian Automotive, Inc. Series F	1/19/21	$1,439,987
Rush Street Interactive, Inc.	12/29/20	$606,000
Sonder Holdings, Inc. Series D1	12/20/19	$300,878
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$1,322,833
Space Exploration Technologies Corp. Class A	2/16/21	$545,987
Space Exploration Technologies Corp. Series I	4/5/18	$666,029
Space Exploration Technologies Corp. Series N	8/4/20	$2,187,000
Starry, Inc. Series D	7/30/20	$337,766
Starry, Inc. 3%	9/4/20	$927,692
Stripe, Inc. Series H	3/15/21	$180,563
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$12,808
Sweetgreen, Inc. Series D	9/13/19	$206,055
Sweetgreen, Inc. Series I	9/13/19	$485,657
Sweetgreen, Inc. Series J	1/21/21	$959,327
Thoughtworks, Inc. Series A	1/13/21	$1,257,356
View, Inc.	3/5/21	$1,794,130
Waymo LLC Series A2	5/8/20	$643,661
Xsight Labs Ltd. Series D	2/16/21	$594,103
Yanka Industries, Inc. Series E	5/15/20	$642,275
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$176,999
Zomato Pvt Ltd. Series B	1/22/21	$8,227
Zomato Pvt Ltd. Series E	1/22/21	$6
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$45,347
Zomato Pvt Ltd. Series J7	12/9/20	$264,743
Zomato Pvt Ltd. Series K	2/10/21	$605,399

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,150
Fidelity Securities Lending Cash Central Fund	149,358
Total	$150,508

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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